Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 981,794.8	$ 13,022.9	₨ 827,683.0	₨ 667,458.7
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	245,504.7	3,256.5	199,928.0	152,124.6
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 736,290.1	$ 9,766.4	₨ 627,755.0	₨ 515,334.1